Details of Income Statement Items (Sales) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details Of Income Statement [Abstract]
Sales	$ 10,015	$ 6,955	$ 5,043
Cost of sales
Materials consumed	3,152	2,342	1,647
Cost of labor	937	906	794
Energy and fuel	433	343	316
Depreciation and amortization	409	413	416
Other	52	340	380
Cost of sales	$ 4,983	$ 4,344	$ 3,553